Earnings Per Share	6 Months Ended
Jul. 31, 2025
Earnings Per Share
Earnings Per Share

Note 16 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2025	2024	2025	2024

Net income for purposes of calculating basic and diluted earnings per share	38,020	34,681	74,264	69,348

Weighted average shares outstanding	85,833	85,430	85,756	85,353
Dilutive effect of employee stock options	478	556	519	557
Dilutive effect of restricted and performance share units	1,279	1,255	1,313	1,266
Weighted average common and common equivalent shares outstanding	87,590	87,241	87,588	87,176
Earnings per share
Basic	0.44	0.41	0.87	0.81
Diluted	0.43	0.40	0.85	0.80

For the three month periods ended July 31, 2025 and July 31, 2024, 939 and nil options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the three month periods ended July 31, 2025 and July 31, 2024, the application of the treasury stock method excluded 460,304 and 360,030 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.

For the six month periods ended July 31, 2025 and July 31, 2024, 939 and nil options, respectively, were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. For the six month periods ended July 31, 2025 and July 31, 2024, the application of the treasury stock method excluded 459,028 and 510,795 stock options, respectively, from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such stock options that are attributed to future service periods made such stock options anti-dilutive.

For the three month periods ended July 31, 2025 and July 31, 2024, the application of the treasury stock method excluded PSUs and RSUs of 90,020 and 92,873, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.

For the six month periods ended July 31, 2025 and July 31, 2024, the application of the treasury stock method excluded PSUs and RSUs of 88,237 and 92,873, respectively, from the calculation of diluted EPS as the unrecognized stock-based compensation expense of such PSUs and RSUs that are attributed to future service periods made such PSUs and RSUs anti-dilutive.